GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

11.GOODWILL AND INTANGIBLE ASSETS

For the year ended December 31, 2019, the carrying amount of goodwill increased by $21.5 million due to the acquisition of OSN (See “Note 2 — Business Combination”). There were no additions to goodwill for the twelve months ended December 31, 2020. No impairment of goodwill was identified for the years ended December 31, 2020 and 2019.

Intangible assets subject to amortization consisted of the follow as of December 31, 2020 and 2019, respectively(in thousands, except years):

As of December 31, 2020

	Gross		Net	Weighted Average
	Carrying	Accumulated	Carrying	Useful Life
	Amount	Amortization	Amount	(Years)
Developed technology	$2,921	$(2,921)	$—	0
Customer relationships	7,400	(2,622)	4,778	3.7
Trademarks	5,400	(1,652)	3,748	3.7
Non-competition agreements	100	(100)	—	0
Intangible assets – net	$15,821	$(7,295)	$8,526

As of December 31, 2019

	Gross		Net	Weighted Average
	Carrying	Accumulated	Carrying	Useful Life
	Amount	Amortization	Amount	(Years)
Developed technology	$2,921	$(1,879)	$1,042	0.7
Customer relationships	7,400	(990)	6,410	4.2
Trademarks	5,400	(631)	4,769	4.7
Non-competition agreements	100	(65)	35	0.7
Intangible assets – net	$15,821	$(3,565)	$12,256

The Company also has domain name intangible assets, which are not subject to amortization, with a carrying amount of $0.2 million as of both December 31, 2020 and 2019, respectively.

Amortization expense for intangible assets was $3.7 million, $2.9 million, and $0.6 million for the years ended December 31, 2020, 2019 and 2018, respectively.

As of December 31, 2020, expected amortization of intangible assets is as follows:

Fiscal Years	(In thousands)
2021	$2,320
2022	2,320
2023	2,320
2024	1,566
Total	$8,526